Contingent consideration	12 Months Ended
Dec. 31, 2025
Contingent Consideration [Abstract]
Contingent consideration	Contingent consideration

US$'000
Balance at January 1, 2025	72,049
Remeasurement of contingent consideration	(11,618)
Unwind of discount	2,201
Charged to profit or loss	(9,417)
Exchange differences	1,946
Acquisition of businesses	17,492
Amounts adjusted to intangible assets	(383)
Payments for contingent consideration (Operating)	(51,786)
Payments for contingent consideration (Investing)	(7,667)
Balance at December 31, 2025	22,234
Current	11,540
Non-current	10,694
Total contingent consideration	22,234

(Recast)
Balance at January 1, 2024	63,453
Remeasurement of contingent consideration	7,326
Unwind of discount	9,546
Charged to profit or loss	16,872
Exchange differences	(2,783)
Acquisition of businesses	19,783
Amounts adjusted to intangible assets	1,159
Payments for contingent consideration (Operating)	(23,902)
Payments for contingent consideration (Investing)	(2,533)
Balance at December 31, 2024	72,049
Current	53,215
Non-current	18,834
Total contingent consideration	72,049
28.1. Telix Innovations (formerly ANMI)
The Group acquired ANMI on December 24, 2018. The Group is liable for future variable payments which are calculated based on the percentage of net sales for five years following the achievement of marketing authorization of the product.
The percentage of net sales varies depending on the net sales achieved in the U.S. and the rest of the world. The Group also held and exercised an option to buy-out the remaining future variable payments during the year, as the specified sales thresholds were met.
As at consolidated statement of financial position date, the Group remeasured the contingent consideration by
$1,973,000 as a result of actual sales volumes and fully settled the outstanding balance of $51,657,000.
28.2. Telix Switzerland (formerly TheraPharm)
Telix acquired TheraPharm on December 14, 2020. Part of the consideration for the acquisition was in the form of future payments contingent on certain milestones. These are:
•€5,000,000 cash payment upon successful completion of a Phase 3 pivotal registration trial
•€5,000,000 cash payment upon achievement of marketing authorization in Europe or the U.S., whichever approval comes first, and
•5% of net sales for the first three years following marketing authorization in Europe or the U.S., whichever approval comes first.
The valuation of the contingent consideration has been performed utilizing a discounted cash flow model that uses certain unobservable assumptions. These key assumptions include risk adjusted post-tax discount rate of 13.2% (2024:
12.5%), marketing authorization date, expected sales volumes over the forecast period, net sales price per unit and approval for marketing authorization probability success factor.
The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:
Contingent consideration valuation

1.	Unobservable input	Methodology	December 31, 2025
Risk adjusted post- tax discount rate
The post-tax discount rate used in the
valuation has been determined based on
required rates of returns of listed companies
in the biotechnology industry (having
regards to their stage of development, size
and risk adjustments).
A 0.5% increase / decrease in the post-tax discount rate would decrease / increase the contingent consideration by $68,000.
	Expected sales volumes	This is determined through assumptions on target market population, penetration and growth rates in the United States and Europe.	A 10% increase / decrease in the sales volumes would increase / decrease the contingent consideration by $95,000.
	Net sales price per unit	The net sales price per unit is estimated based on comparable products currently in the market.	A 10% increase / decrease in the net sales price per unit would increase / decrease the contingent consideration by $95,000.
	Approval for marketing authorization probability success factor	This assumption is based on management’s estimate for achieving regulatory approval and is determined through benchmarking of historic approval rates.	An increase / decrease in the probability of success factor by 10% would increase / decrease the contingent consideration by $1,033,000.
28.3. IsoTherapeutics
The Group acquired IsoTherapeutics on April 9, 2024. The Group is liable for $5,000,000 which is payable in cash for performance-related milestone payments that are subject to meeting milestone conditions within twelve months of closing. During the year ended December 31, 2025, the milestone conditions were satisfied and the associated liability was settled.
28.4. ARTMS
Telix acquired ARTMS on April 11, 2024. Part of the consideration for the acquisition included US$24.5 million in contingent future earn-out payments which is payable in cash following achievement of certain clinical or commercial milestones. All earn-outs which have not otherwise expired will terminate on the 10 year anniversary of completion.
In addition to the above, the contingent consideration includes future royalty payments for a low single to low double-
digit percentage of net sales of ARTMS products or Telix products.
The contingent consideration liability has been valued using a discounted cash flow model that utilizes certain unobservable level 3 inputs. These key assumptions include risk adjusted post-tax discount rate of 14.3% (2024: 15.0%),
FDA approval dates, expected sales volume over the forecast period and net sales price per unit and a probability success factor in relation to ARTMS achieving its clinical or commercial milestones.
The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:
Contingent consideration valuation

1.	Unobservable input	Methodology	December 31, 2025
Risk adjusted post- tax discount rate
The post-tax discount rate used in the
valuation has been determined based on
required rates of returns of listed companies
in the biotechnology industry (having
regards to their stage of development, size
and risk adjustments).
A 0.5% increase / decrease in the post-tax discount rate would decrease / increase the contingent consideration by $90,000.
	Expected sales volumes - ARTMS and Telix products	This is determined through assumptions on target market population, penetration and growth rates in the United States and Europe.	A 10.0% increase / decrease in the sales volumes would increase / decrease the contingent consideration by $145,000.
	Net sales price per unit	The net sales price per unit is estimated based on comparable products currently in the market.	A 10.0% increase / decrease in the net sales price per unit would increase / decrease the contingent consideration by $180,000 across the different royalties.
	Milestone achievement probability of success factor	This assumption is based on management’s estimate for achieving the clinical or commercial milestones.	An increase / decrease in the probability of success factor by 10.0% would increase / decrease the contingent consideration by $1,339,000.